Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities
Net (loss) income	$ (4,057,171)	$ 86,986
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation and amortization	5,889	2,790
Loss on disposal of property and equipment		2,217
Goodwill impairment	3,246,149
Stock-based compensation	10,000
Changes in operating assets and liabilities
Trade receivables	80,196	(28,202)
Inventories	(317,969)	(16,321)
Prepaid expenses	(114,147)	2,567
Other long-term assets	(143,750)
Accounts payable	165,713	10,976
Accrued liabilities	51,222	(23,685)
Deferred revenue	(9,941)	(15,111)
Net cash (used in) provided by operating activities	(1,083,809)	22,217
Cash Flows From Investing Activities
Purchases of property and equipment	(37,869)	(21,845)
Cash received in reverse acquisition	364
Net cash used in investing activities	(37,505)	(21,845)
Cash Flows From Financing Activities
Proceeds from notes payable	20,000	30,000
Payments of principal on notes payable	(5,448)	(21,290)
Contributions	2,634	1,954
Distributions	(1,518)	(4,297)
Issuance of common stock - net of issuance costs of $36,848	2,158,152
Net cash provided by financing activities	2,173,820	6,367
Net increase in cash	1,052,506	6,739
Cash - beginning of year	29,784	23,045
Cash - end of year	1,082,290	29,784
Supplemental Disclosure of Cash Flow Information
Cash paid during the year for Income taxes
Cash paid during the year for Interest	3,974	1,552
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Shares issued to effect reverse acquisition	3,200,000
Property and equipment acquired with note payable	26,831
Conversion of notes payable to equity	46,853
Stock-based compensation recorded as prepaid expenses and other long-term assets	110,000
Conversion of accounts payable to common stock	$ 10,000